FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying Amount of Financial Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	R$ 25,504,810	R$ 44,689,969
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets	9,352,015	27,474,786
Fair value through profit or loss [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	3,298,142	1,134,030
Fair value through profit or loss [member] | Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets	3,503,961	22,099,766
Fair value through profit or loss [member] | Derivate financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	2,546,799	4,151,752
Fair value through profit or loss [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Financial assets	3,113	89,238
Amortized cost
Disclosure of financial assets [line items]
Financial assets	16,152,795	17,215,183
Amortized cost | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	11,360,339	12,167,686
Amortized cost | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	3,444,636	3,927,542
Amortized cost | Restricted cash [member]
Disclosure of financial assets [line items]
Financial assets	203,252	139,933
Amortized cost | Receivables from related parties [member]
Disclosure of financial assets [line items]
Financial assets	340,091	476,542
Amortized cost | Sectorial financial assets [member]
Disclosure of financial assets [line items]
Financial assets	548,700	342,333
Amortized cost | Dividends and interest on equity receivable [member]
Disclosure of financial assets [line items]
Financial assets	R$ 255,777	R$ 161,147